Description of Business and Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Cerro Casale Project [member]
Description of business and nature of operations [line items]
Percentage of interest acquired	50.00%
Exeter Resource Corporation [member]
Description of business and nature of operations [line items]
Percentage of interest acquired	100.00%
Leagold Mining Corporation [member]
Description of business and nature of operations [line items]
Percentage of ownership in associate	22.90%
Pueblo Viejo Dominicana Corporation [member]
Description of business and nature of operations [line items]
Percentage of ownership in associate	40.00%
NuevaUnion SpA [member]
Description of business and nature of operations [line items]
Percentage of ownership in associate	50.00%
Norte Abierto [member]
Description of business and nature of operations [line items]
Percentage of ownership in associate	50.00%
Norte Abierto [member] | Barrick [member]
Description of business and nature of operations [line items]
Percentage of ownership in associate	50.00%